DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swap, Which Hedges Long-term Debt Obligation, Notional Amount Decrease	As of December 31, 2020, the interest rate swap has a notional amount of $200.0 million, which decreases over time by $50 million increments as follows:

Period	Notional Amount (in millions)
December 31, 2020 - December 30, 2021	$200
December 31, 2021- December 29, 2022	$150
December 30, 2022 - January 23, 2023	$100

Location and Fair Value of Interest Rate Swap	The following table summarizes the fair value of the Company’s derivative instrument, as well as the location of this instrument on the Consolidated Balance Sheets as of the dates presented (in millions):

		December 31,
Derivatives designated as hedging instruments	Balance Sheet Location	2020	2019
Derivative liabilities:
Interest rate swap	Other current liabilities	$5.1	$2.6
Interest rate swap	Other noncurrent liabilities	3.9	4.0
Total derivative liabilities		$9.0	$6.6